Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Disaggregation of Revenue [Line Items]
Revenue	$ 655,017	$ 440,323	$ 1,916,752	$ 1,303,300
Top client
Disaggregation of Revenue [Line Items]
Revenue	92,280	73,212	254,655	264,142
Clients 2-5
Disaggregation of Revenue [Line Items]
Revenue	173,112	95,068	502,514	274,074
Clients 6-10
Disaggregation of Revenue [Line Items]
Revenue	94,631	70,320	287,782	184,800
Clients 11-25
Disaggregation of Revenue [Line Items]
Revenue	106,184	79,377	329,833	223,267
Other
Disaggregation of Revenue [Line Items]
Revenue	$ 188,810	$ 122,347	$ 541,968	$ 357,017